Inventory (Tables)	9 Months Ended
Mar. 31, 2023
Inventories [Abstract]
Breakdown of Inventory
The following is a breakdown of inventory:

	March 31, 2023			June 30, 2022
	Capitalized cost	Fair value adjustment	Carrying value	Capitalized cost	Fair value adjustment	Carrying value
	$	$	$	$	$	$
Harvested cannabis
Work-in-process	30,936	14,756	45,692	40,285	27,297	67,582
Finished goods	13,518	1,777	15,295	9,151	2,444	11,595
	44,454	16,533	60,987	49,436	29,741	79,177
Extracted cannabis
Work-in-process	11,566	2,753	14,319	13,577	2,348	15,925
Finished goods	8,786	561	9,347	8,257	650	8,907
	20,352	3,314	23,666	21,834	2,998	24,832

Supplies and consumables	19,923	—	19,923	10,817	—	10,817

Merchandise and accessories	1,556	—	1,556	1,272	—	1,272

Ending balance	86,285	19,847	106,132	83,359	32,739	116,098